CONVERTIBLE NOTES PAYABLE (Details)	12 Months Ended
Jun. 30, 2014 USD ($)
Debt Disclosure [Abstract]
Balance at June 30	$ 340,727
Convertible notes issued
Convertible notes converted	$ (314,819)
Balance at June 30	$ 25,908
Less: debt discount
Balance at June 30	$ 25,908